Issuance of common units (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 07, 2016	Dec. 31, 2016	Dec. 16, 2016	Dec. 31, 2016
Partners' Capital Account, Units, Sold in Public Offering	6,000,000
Exercise Of Option, Additional Common Units			588,389
Sale of Stock, Price Per Share			$ 17.60
Underwritten Public Offering [Member]
Option to Purchase of Additional Common Units	900,000
Gross Proceeds from Public Offering			$ 116,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 111,500
Höegh Gallant [Member]
Net Cash Used for Working Capital Adjustments				$ 6,600
Repayments of Debt				12,600
Höegh LNG Colombia Holding Ltd [Member]
Payments to Acquire Businesses and Interest in Affiliates				$ 91,800
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				51.00%
Hoegh LNG Partners LP [Member]
Gross Proceeds from Public Offering				$ 115,956
Partners' Capital Account, Public Sale of Units Net of Offering Costs			$ 111,500	$ 111,529